Condensed Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
OPERATING ACTIVITIES
Net income	$ 65.5	$ 191.6
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Depreciation expense	59.5	51.7
Share-based compensation expense	11.5	10.7
Deferred income tax (benefit) expense	(9.3)	11.8
Amortization expense	5.5	10.8
Income from discontinued operations, net		(0.4)
Gain on disposal of discontinued operations, net		(29.2)
Other	(2.9)	0.2
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(55.7)	14.7
Decrease in trading securities	49.3	5.4
(Increase) decrease in other assets	(9.2)	4.3
Increase (decrease) in liabilities	11.0	(111.9)
Net cash provided by operating activities of continuing operations	125.2	159.7
INVESTING ACTIVITIES
Additions to property and equipment	(131.0)	(167.5)
Proceeds from disposal of discontinued operations		94.7
Proceeds from disposition of assets	0.5	0.2
Net cash used in investing activities	(130.5)	(72.6)
FINANCING ACTIVITIES
Proceeds from short-term borrowings	2,462.8
Cash dividends paid	(50.2)	(3.5)
Financing costs	(25.5)
Other	(0.5)	(1.3)
Net cash provided by (used in) financing activities	2,386.6	(4.8)
Effect of exchange rate changes on cash and cash equivalents	0.1	(0.5)
Net cash provided by operating activities of discontinued operations		6.2
INCREASE IN CASH AND CASH EQUIVALENTS	2,381.4	88.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,050.7	1,141.4
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 3,432.1	$ 1,229.4